UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22755

LocalShares Investment Trust
(Exact name of Registrant as specified in charter)

618 Church Street
Suite 220
Nashville, Tennessee 37219
(Address of principal executive offices) (Zip code)

Elizabeth S. Courtney
LocalShares Investment Trust
618 Church Street
Suite 220
Nashville, Tennessee 37219
 (Name and address of agent for service)

Copy to:
Timothy S. Johnson, Esq.
Reed Smith, LLP
225 Fifth Avenue
Pittsburgh, PA 15222-2716

Registrant’s telephone number, including area code: 1-615-327-4776

Date of fiscal year end: April 30, 2016

Date of reporting period: July 31, 2015

Item 1.   Schedule of Investments

LocalShares Investment Trust
Nashville Area ETF
Schedule of Investments
July 31, 2015 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.5%
Consumer Discretionary — 25.4%
Cracker Barrel Old Country Store	3,872	$588,118
Dollar General	8,135	653,810
Genesco*	7,926	512,733
Kirkland's*	17,687	482,501
Tractor Supply	7,271	672,713
		2,909,875

Energy — 8.7%
Delek Logistics Partners (A)	12,279	520,998
Delek US Holdings	13,298	474,340
		995,338

Financials — 23.6%
Corrections Corp of America‡	13,932	489,989
Franklin Financial Network*	10,123	255,504
Healthcare Realty Trust‡	21,756	523,014
National Health Investors‡	7,461	486,830
Pinnacle Financial Partners	7,006	371,949
Ryman Hospitality Properties‡	10,146	580,148
		2,707,434

Health Care — 31.6%
AAC Holdings*	13,156	500,060
Acadia Healthcare*	4,847	386,693
Amsurg, Cl A*	5,932	425,562
Brookdale Senior Living, Cl A*	8,184	271,136
Community Health Systems*	9,074	530,920
Cumberland Pharmaceuticals*	17,000	105,910
HCA Holdings*	7,388	687,158
Healthways*	19,301	244,350
LifePoint Hospitals*	5,631	466,585
		3,618,374

Industrials — 4.2%
CLARCOR	7,997	481,180

Materials — 2.5%
Louisiana-Pacific*	19,489	287,268

Technology — 3.5%
HealthStream*	14,241	399,602

Total Common Stock (Cost $9,594,605)		11,399,071

Total Investments — 99.5% (Cost $9,594,605)†		$11,399,071

Percentages are based on Net Assets of $11,451,148.
(A)	Security considered Master Limited Partnership. At July 31, 2015, this security amounted to $520,998 or 4.5% of Net Assets.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl —Class

†
At July 31, 2015, the tax basis cost of the Fund's investments was $9,594,605, and the unrealized appreciation and depreciation were $2,034,237 and $(229,771), respectively.

As of July 31, 2015, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2015, there were no Level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SPR-QH-001-0500

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LocalShares Investment Trust

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: September 25, 2015

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President & Treasurer

Date: September 25, 2015